Risk management - NPV-at-Risk banking books per business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unfloored Parallel Downward
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	€ 594	€ 223
Unfloored Parallel Downward | Wholesale Banking
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(1,474)	(1,477)
Unfloored Parallel Downward | Retail Banking Benelux
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(307)	(953)
Unfloored Parallel Downward | Retail Challengers & Growth Markets
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	1,327	832
Unfloored Parallel Downward | Corporate Line Banking
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	1,049	1,820
Unfloored Parallel Upward
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(1,153)	(1,580)
Unfloored Parallel Upward | Wholesale Banking
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	1,299	1,444
Unfloored Parallel Upward | Retail Banking Benelux
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(76)	(202)
Unfloored Parallel Upward | Retail Challengers & Growth Markets
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(1,373)	(1,111)
Unfloored Parallel Upward | Corporate Line Banking
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	€ (1,003)	€ (1,712)